Related Parties - Summary of Remuneration of Key Management Personnel (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Remuneration Of Key Management Personnel [abstract]
Short-term benefits	[1]	$ 5.8	$ 9.0	$ 10.0
Share based payment	[2]	(1.7)	3.2	3.3
Labor contract termination		0.5	1.2	1.0
Total		$ 4.6	$ 13.4	$ 14.3

[1]	Includes wages, salaries, profit sharing, bonuses and indemnities distributed to the key management personnel, which are settled in Brazilian Reais.
[2]	Accounts payable were reduced in the period due to the devaluation of the Company’s shares price, which is applied to measure the share-based payment plan settled in cash, as disclosed in Note 29.